Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited	12 Months Ended
Aug. 31, 2017
Total Shareholders' Equity
Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2016	2017
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	—	1,094,979	166,188
Amounts due from related parties	—	14,735	2,236
Other receivables, deposits and other assets	—	399	61

Total current assets	—	1,110,113	168,485

Investment in subsidiaries	116,729	307,045	46,601

Total non-current assets	116,729	307,045	46,601

TOTAL ASSETS	116,729	1,417,158	215,086

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities		1,025	156

TOTAL LIABILITIES	—	1,025	156

EQUITY
Share capital	7	7	1
Additional paid-in capital	239,760	1,403,608	213,029
Accumulated other comprehensive loss	—	(36,494)	(5,539)
Retained earnings	(123,038)	49,012	7,439

Total equity	116,729	1,416,133	214,930

TOTAL LIABILITIES AND EQUITY	116,729	1,417,158	215,086

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS FOR THE YEARS ENDED AUGUST 31, 2017

(Amounts in thousands)

	2015	2016	2017
	RMB	RMB	RMB	USD
Other operating income	—	—	399	61
Selling, general and administrative expenses	—	—	(6,734)	(1,022)
Interest income, net	—	—	1,822	277
Equity in earnings of subsidiaries	(40,078)	(36,374)	176,563	26,797

Net income (loss)	(40,078)	(36,374)	172,050	26,113

Other comprehensive loss	—	—	(36,494)	(5,539)

Comprehensive income attributable to shareholders	(40,078)	(36,374)	135,556	20,574

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF SHAREHOLDERS’ EQUITY

(Amounts in thousands)

	Share capital		Additional paid-in capital	Accumulated (deficit)	Accumulated other comprehensive income	Total equity
	Number of Shares	RMB	RMB	RMB	RMB	RMB
Balance at August 31, 2014	92,590,000	7	30,643	(46,586)	—	(15,936)

Equity interests in subsidiaries and VIEs	—	—	—	(40,078)	—	(40,078)
Capital injection	—	—	11,517	—	—	11,517

Balance at August 31, 2015	92,590,000	7	42,160	(86,664)	—	(44,497)

Acquisition of subsidiaries	3,844,870	—	102,530	—	—	102,530
Share-based compensation	3,565,130	—	95,070	—	—	95,070
Equity interests in subsidiaries and VIEs	—	—	—	(36,374)	—	(36,374)

Balance at August 31, 2016	100,000,000	7	239,760	(123,038)	—	116,729

Net (loss) income for the year	—	—	—	172,050	—	172,050
Acquisition of additional interest in subsidiaries of non-controlling interests	—	—	49,154	—	—	49,154
Distribution to owners under group Reorganization			(32,167)	—	—	(32,167)
Foreign currency translation	—	—	—	—	(36,494)	(36,494)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost	17,250,000	—	1,146,861	—	—	1,146,861

Balance at August 31, 2017 in RMB	117,250,000	7	1,403,608	49,012	(36,494)	1,416,133

Balance at August 31, 2017 in USD	117,250,000	1	213,029	7,439	(5,539)	214,930

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2015	2016	2017
	RMB	RMB	RMB	USD
Cash flows from operating activities
Net income for the year	(40,078)	(36,374)	172,050	26,113
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	40,078	36,374	(176,563)	(26,797)
Changes in operating assets and liabilities and other, net:
Other receivables, deposits and other assets	—	—	(399)	(61)
Amounts due from related parties	—	—	(14,727)	(2,235)

Net cash used in operating activities	—	—	(19,639)	(2,980)

Cash flows from financing activities
Proceeds from initial public offering	—	—	1,151,112	174,707

Net cash provided by financing activities	—	—	1,151,112	174,707

Net change in cash and cash equivalents, and restricted cash	—	—	1,131,473	171,727
Cash and cash equivalents, and restricted cash at beginning of the year	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(36,494)	(5,539)

Cash and cash equivalents, and restricted cash at end of the year	—	—	1,094,979	166,188

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2017, RMB 425,024 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2015, 2016 and 2017.